Operating segments - Summary of tax charge within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Tax expense (income)	$ 4,991	$ 4,147	$ 4,242
Other Operations
Disclosure of operating segments [Line Items]
Tax expense (income)	(7)	(51)	(51)
Product group
Disclosure of operating segments [Line Items]
Tax expense (income)	5,446	4,832	3,929
Other items
Disclosure of operating segments [Line Items]
Tax expense (income)	(179)	(67)	(276)
Exploration and evaluation not attributed to product groups
Disclosure of operating segments [Line Items]
Tax expense (income)	(34)	(83)	(38)
Net finance costs
Disclosure of operating segments [Line Items]
Tax expense (income)	(38)	(144)	(174)
Underlying EBITDA/earnings
Disclosure of operating segments [Line Items]
Tax expense (income)	5,195	4,538	3,441
Tax (credit)/charge excluded from underlying earnings
Disclosure of operating segments [Line Items]
Tax expense (income)	(204)	(391)	801
Operating segments | Reportable segments
Disclosure of operating segments [Line Items]
Tax expense (income)	5,477	4,885	3,980
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Tax expense (income)	5,035	4,198	2,830
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Tax expense (income)	320	211	532
Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Tax expense (income)	(238)	65	118
Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Tax expense (income)	360	411	500
Inter-segment transactions
Disclosure of operating segments [Line Items]
Tax expense (income)	$ (24)	$ (2)	$ 0